Share-Based Instruments - Share repurchases (Details)		6 Months Ended
	Mar. 29, 2023 DKK (kr)	Jun. 30, 2023 DKK (kr) shares	Jun. 30, 2022 DKK (kr) shares	Jun. 30, 2021 shares	Jun. 30, 2019 shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for repurchase		500,000		500,000	500,000
Actual shares repurchased under authorization				260,000	500,000
Shares available for repurchase		500,000		240,000
Nominal value of shares repurchases | kr		kr 500,000
Treasury shares acquired		220,000	124,000
Percentage of share capital repurchased						0.30%	0.20%
Acquisition of treasury shares | kr		kr 564,000,000	kr 270,000,000
Treasury shares outstanding		754,764
2023 authorization | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of authorization | kr	500,000